Summary of Business and Significant Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Accounting Policies [Abstract]
Ownership interest percentage	20.00%	20.00%
Income tax, percentage	50.00%	50.00%
Percentage of VAT on sales	13.00%	13.00%
Uncertain income tax	50.00%	50.00%